Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common Class A [Member]
Ordinary shares, par value	$ 0.008	$ 0.008
Ordinary shares, shares authorized	3,125,000	3,125,000
Ordinary shares, shares issued	920,625	489,375
Ordinary shares, shares outstanding	920,625	489,375
Common Class B [Member]
Ordinary shares, par value	$ 0.008	$ 0.008
Ordinary shares, shares authorized	3,125,000	3,125,000
Ordinary shares, shares issued	1,760,625	1,760,625
Ordinary shares, shares outstanding	1,760,625	1,760,625